Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Summary of Significant Accounting Policies
Net Income (Loss) Attributable to Parent	$ 3,374,118	$ (10,445,389)	$ 1,528,079	$ (20,233)	$ (32,821)	$ (5,543,192)
Gain (Loss) on Investments	4,168					52,152
Cash equivalents	0				0	0
Unrecognized tax benefits	0				0	0
Unrecognized tax benefits accrued for interest and penalties	0				0	0
Cash that is insured with federal insurance	$ 250,000				$ 250,000	$ 250,000